EQUITY	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

NOTE 8 - EQUITY

During February 2025, we completed our initial public offering (“IPO”) of 1,280,000 shares of common stock at a price of $4.00 per share, generating gross proceeds of $5,120,000. Additionally, the underwriters partially exercised their over-allotment option (the “green shoe”), purchasing approximately 164,000 shares at $4.00, resulting in additional gross proceeds of approximately $656,000. In total, the offering generated gross proceeds of approximately $5,776,000. After deducting underwriting discounts and commissions of approximately $1,000,000, we received net proceeds of approximately $4,700,000. In connection with the offering, we issued to the underwriters warrants to purchase up to 72,179 shares of our common stock at an exercise price of $4.80 per share for a total value of $144,358. These warrants have a term of five years from the effective date of the registration statement. We also incurred $188,832 of deferred offering costs.

During the three months ended June 30, 2025, we did not issue any additional shares of common stock in public offerings. However, equity activity during the period primarily consisted of the issuance of restricted stock units (“RSUs”) and the related common stock issued upon their vesting. In connection with previously granted RSUs under the 2025 Equity Incentive Plan, on June 30, 2025, holders of total of 37,500 RSUs have fully vested, resulting in the issuance of 37,500 shares of common stock. The RSUs had been originally granted in February 2025 and were subject to vesting conditions. The shares issued upon vesting as restricted securities. There were no new option grants, warrant issuances, or modifications to existing equity awards during the period.

As of June 30, 2025, the Company had the following equity awards outstanding: RSUs: 37,500 vested RSUs for the six months ended June 30, 2025 in total out of the total 75,000. Performance based RSUs: 225,000 and market based RSUs: 250,000. Stock Options: 1,187,500 options outstanding under the Option 2035/02/05 plans. Underwriter Warrants: 72,179 warrants issued in February 2025 with a five-year term and an exercise price of $4.80 per share. All outstanding RSUs, options, and warrants remain subject to applicable vesting, lock-up, and control restrictions.